Trade and Other Receivables - Additional Information (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Allowance for doubtful accounts	$ 3,730,000	$ 1,681,000
Reserve for expected credit losses	0	$ 0
Maximum exposure to credit risk	$ 0